Accounts Receivable, Net	6 Months Ended
Mar. 31, 2025
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET
3.	ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	As of March 31, 2025	As of September 30, 2024
	(Unaudited)
Accounts receivable	$1,798,917	$2,652,596
Allowance for credit loss	(922,243)	(1,003,799)
Accounts receivable, net	$876,674	$1,648,797

A credit loss of $32,370 and $81,616 was recorded for the six months ended March 31, 2025 and 2024, respectively. The Group recorded a reversal of credit loss of $81,026 and $166,220 for the six months ended March 31, 2025 and 2024, respectively.

	For the Six Months Ended March 31, 2025	For the Six Months Ended March 31, 2024
	(Unaudited)	(Unaudited)
Balance at the beginning of the period	$1,003,799	$1,011,601
Current period addition	32,370	81,616
Write-off	—	—
Reversal	(81,026)	(166,220)
Foreign currency translation adjustment	(32,900)	10,769
Balance at the end of the period	$922,243	$937,766